Debt Service Coverage Ratio for Floating Rate Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912	$ 6,140
% of total	100.00%	100.00%	100.00%
Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	193	260	284
% of total	100.00%	100.00%	100.00%
Weighted-average loan-to-value	65.00%	78.00%	72.00%
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895	1,898
% of total	33.00%	32.00%	31.00%
Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	104	104	105
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603	1,707
% of total	27.00%	27.00%	28.00%
Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5	6	8
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580	1,590
% of total	27.00%	27.00%	26.00%
Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	84	84	84
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552	641
% of total	9.00%	9.00%	10.00%
Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	1
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	282	304
% of total	4.00%	5.00%	5.00%
Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	66	86
Less than 1.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
% of total	0.00%	0.00%	0.00%
Weighted-average loan-to-value	0.00%	0.00%	0.00%
Less than 1.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Less than 1.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Less than 1.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Less than 1.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Less than 1.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
% of total	0.00%	0.00%	0.00%
Weighted-average loan-to-value	0.00%	0.00%	0.00%
1.00 - 1.25 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.26 - 1.50 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	9	9
% of total	4.00%	3.00%	3.00%
Weighted-average loan-to-value	81.00%	55.00%	54.00%
1.26 - 1.50 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	1	1
1.26 - 1.50 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.26 - 1.50 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	8	8
1.26 - 1.50 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.26 - 1.50 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.51 - 2.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1	0	5
% of total	1.00%	0.00%	2.00%
Weighted-average loan-to-value	5.00%	0.00%	44.00%
1.51 - 2.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1	0	0
1.51 - 2.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	5
1.51 - 2.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.51 - 2.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.51 - 2.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
Greater than 2.00 | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	184	251	270
% of total	95.00%	97.00%	95.00%
Weighted-average loan-to-value	64.00%	79.00%	74.00%
Greater than 2.00 | Retail | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	103	103	104
Greater than 2.00 | Industrial | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5	6	3
Greater than 2.00 | Office | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	76	76	76
Greater than 2.00 | Apartments | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	0	0	1
Greater than 2.00 | Mixed use/other | Floating Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 0	$ 66	$ 86